Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Noncontrolling Interest [Line Items]
Net income attributable to Himax Technologies, Inc. stockholders	$ 66,598	$ 61,476	$ 51,596
Transfers (to) from the noncontrolling interests:
Increase (decrease) in Himax Technologies, Inc.'s paid-in capital for sale of shares of subsidiaries	131	(1,455)	501
Decrease in Himax Technologies, Inc.'s paid-in capital for purchase of shares of subsidiaries	(1,144)	(1,006)	0
Change from net income attributable to Himax Technologies, Inc. stockholders and transfers from noncontrolling interests	$ 65,585	$ 59,015	$ 52,097